Other Liabilities - Summary of lease payments to be made (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 3,864	$ 3,965
Within 1 year [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	428	425
1 to 2 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	410	414
2 to 3 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	405	404
3 to 4 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	398	387
4 to 5 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	371	373
Over 5 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 1,852	$ 1,962